Non-current assets - Intangible Assets - Summary of Reconciliation of Intangible Assets (Details)	6 Months Ended
Jun. 30, 2023 USD ($)
Disclosure Of Intangible Assets [Line Items]
Goodwill, Beginning Balance	$ 11,975,024
Goodwill, Ending Balance	11,975,024
Total, Beginning Balance	12,173,710
Total, Amortisation	(91,701)
Total, Ending Balance	12,082,009
Technology
Disclosure Of Intangible Assets [Line Items]
Intangible assets, Beginning Balance	198,686
Intangible assets, Amortisation	(91,701)
Intangible assets, Ending Balance	$ 106,985